Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 194	$ 157
Trade payables	238	380
Deferred consideration on acquisitions	1,247	699
Other payables	138	226
Non-current trade and other payables	1,816	1,462
Trade payables and accrued expenses	15,512	15,240
Payroll and social security payables	900	1,284
Indirect taxes payable	2,633	2,862
Interest payable	1,616	1,790
Consigned packaging	1,093	1,111
Dividends payable	331	479
Deferred income	32	30
Deferred consideration on acquisitions	163	1,723
Other payables	289	243
Current trade and other payables	$ 22,568	$ 24,762